Securities - Net Securities Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Securities [Abstract]
Realized gross gains	$ 20	$ 92	$ 28
Realized gross losses	(88)	(535)	(23)
Total net securities (losses) gains	$ (68)	$ (443)	$ 5